RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
Restructuring of operations, litigation and other items	$ (17.2)	$ (28.5)	$ 117.2
Videotron
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
Settlement award			135.3
TVA Group
RESTRUCTURING OF OPERATIONS, LITIGATION AND OTHER ITEMS
Gain on litigation			139.1
Settlement award			$ 0.6